LICENSES (Tables)	12 Months Ended
Jun. 30, 2024
LICENSES
Schedule of amortization expense in relation to license
$
Cost
As at June 30, 2022	710,911
Additions (disposals)	-
As at June 30, 2023	710,911
Additions (disposals)	-
As at June 30, 2024	710,911

Accumulated amortization
As at June 30, 2022	(305,831)
Amortization	(164,582)
As at June 30, 2023	(470,413)
Amortization	(131,915)
As at June 30, 2024	(602,328)

Net book value ($)
As at June 30, 2023	240,498
As at June 30, 2024	108,583